VALUE LINE, INC.

                              220 East 42nd Street
                          New York, New York 10017-5891
                   Phone: (212) 907-1500 / Fax: (212) 818-9747


                                               April 30, 2007





Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

            Re:  The Value Line Premier Growth Fund, Inc.
                 File Nos. 2-12663; 811-02278
                 Rule 497(j)
                 ----------------------------------------

Dear Sir/Madam:

      On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent post-effective amendment to its registration statement that was filed electronically via Edgar with the Securities and Exchange Commission.

                                               Very truly yours,



                                               /s/ Peter D. Lowenstein
                                               -----------------------
                                               Peter D. Lowenstein
                                               Legal Counsel



PDL:psp